Unaudited Interim Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Charter hire expenses	$ 12,154	$ 26,992
Related Party
Charter hire expenses	$ 17,304	$ 14,556